Revenue	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The following tables summarize previously reported revenues for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Agriculture	$10,959	$11,682	$10,683
Construction	2,768	3,021	2,530
Commercial and Specialty Vehicles	10,439	10,939	10,562
Powertrain	4,117	4,565	4,369
Eliminations and Other	(2,134)	(2,376)	(2,375)
Total Industrial Activities	26,149	27,831	25,769
Financial Services	2,011	1,989	2,028
Eliminations and Other	(81)	(114)	(96)
Total Revenues	$28,079	$29,706	$27,701
The following table disaggregates previously reported revenues by major source for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
	(in millions)

Revenues from:
Sales of goods	$25,103	$26,838	$24,987
Rendering of services and other revenues	660	527	438
Rents on assets sold with a buy-back commitment	386	466	344
Revenues from sales of goods and services	$26,149	$27,831	$25,769
Finance and interest income	1,164	1,115	1,185
Rents and other income on operating lease	766	760	747
Finance, interest and other income	$1,930	$1,875	$1,932
Total Revenues	$28,079	$29,706	$27,701

Contract liabilities recorded in Other liabilities were $1,236 million, $1,368 million and $1,498 million at December 31, 2019, 2018 and 2017, respectively. Contract liabilities primarily relate to extended warranties/maintenance and repair contracts, and transactions for the sale of vehicles with a buy-back commitment. During the year ended December 31, 2019, 2018 and 2017, revenues included $508 million, $544 million and $496 million, respectively, relating to contract liabilities outstanding at the beginning of each period.
As of December 31, 2019, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $2.0 billion (approximately $2.2 billion at December 31, 2018). CNH Industrial expects to recognize revenue on approximately 39% and 84% of the remaining performance obligations over the next 12 and 36 months, respectively (approximately 40% and 84% as of December 31, 2018, respectively) with the remaining recognized thereafter.